Commitments and Contingencies	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
22. COMMITMENTS AND CONTINGENCIES
Contingencies
The Group is a party to or an assignee of license and collaboration agreements that may require it to make future payments relating to milestone fees and royalties on future sales of licensed products (see Note 18). In April 2020, Tracon issued a notice of dispute with respect to the TJD5 Agreement and the BsAbs Agreement. The disputes relating to the TJD5 Agreement and the BsAbs Agreement are the subject of a binding arbitration proceeding under the Rules of Arbitration of the International Chamber of Commerce before an arbitration tribunal. The arbitration tribunal held a hearing on the merits in February 2022. As of the date of this report, the disputes have not been resolved and the Group is not able to predict the likely outcome. The Group expects that the decision from the arbitration tribunal may be available in late 2022 (see Note 18). As of December 31, 2020 and 2021, the Group did not record any liabilities for these disputes. Information available prior to issuance of the financial statements did not indicate that it is probable that a liability had been incurred at the date of the financial statements and the Company is also unable to reasonably estimate the range of any liability or possible loss, if any.
The Group did not have significant long-term obligations, or guarantees as of December 31, 2020 and 2021.
Capital commitments
The capital expenditures related to property, equipment and software contracted for as of December 31, 2021 but not recognized in the Group’s consolidated financial statements were RMB24,426. The Group did not have significant capital commitments as of December 31, 2020.